THE CORNERCAP GROUP OF FUNDS
                               CERTIFICATE



     The undersigned, as President of The CornerCap Group of Funds hereby certifies, pursuant to Rule 497(j) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and (2) the text of the most recent registration statement or amendment has been filed electronically.


                         THE CORNERCAP GROUP OF FUNDS



                         /s/ Thomas E. Quinn
                         Thomas E. Quinn, President

Dated as of July 31, 1998